Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.05%
Advertising–0.09%
Interpublic Group of Cos., Inc. (The)	22,279	$750,580
Omnicom Group, Inc.	12,280	1,009,907
		1,760,487
Aerospace & Defense–1.66%
Boeing Co. (The)(b)	31,281	7,727,033
General Dynamics Corp.	13,278	2,521,625
Howmet Aerospace, Inc.(b)	22,292	790,920
Huntington Ingalls Industries, Inc.	2,313	500,094
L3Harris Technologies, Inc.	12,002	2,617,156
Lockheed Martin Corp.	14,064	5,375,261
Northrop Grumman Corp.	8,856	3,240,145
Raytheon Technologies Corp.	86,754	7,695,947
Teledyne Technologies, Inc.(b)	2,643	1,108,659
Textron, Inc.	13,074	895,177
TransDigm Group, Inc.(b)	3,109	2,017,243
		34,489,260
Agricultural & Farm Machinery–0.31%
Deere & Co.	17,901	6,464,051
Agricultural Products–0.10%
Archer-Daniels-Midland Co.	31,782	2,114,456
Air Freight & Logistics–0.73%
C.H. Robinson Worldwide, Inc.	7,765	753,360
Expeditors International of Washington, Inc.	9,669	1,215,297
FedEx Corp.	13,800	4,344,378
United Parcel Service, Inc., Class B	40,855	8,767,483
		15,080,518
Airlines–0.30%
Alaska Air Group, Inc.(b)	7,063	488,760
American Airlines Group, Inc.(b)	34,889	845,709
Delta Air Lines, Inc.(b)	36,430	1,736,983
Southwest Airlines Co.(b)	33,718	2,072,308
United Airlines Holdings, Inc.(b)(c)	16,718	975,495
		6,119,255
Alternative Carriers–0.04%
Lumen Technologies, Inc.	56,404	780,631
Apparel Retail–0.41%
Gap, Inc. (The)	11,751	393,071
L Brands, Inc.(b)	13,344	932,345
Ross Stores, Inc.	20,336	2,570,267
TJX Cos., Inc. (The)	68,584	4,632,164
		8,527,847
Apparel, Accessories & Luxury Goods–0.18%
Hanesbrands, Inc.	19,897	388,788
PVH Corp.(b)	4,061	466,284
Ralph Lauren Corp.(b)	2,754	341,716
Tapestry, Inc.(b)	15,846	711,327
Under Armour, Inc., Class A(b)	10,769	243,164
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	11,116	$211,871
VF Corp.	18,267	1,456,245
		3,819,395
Application Software–2.22%
Adobe, Inc.(b)	27,403	13,827,006
ANSYS, Inc.(b)	4,906	1,657,933
Autodesk, Inc.(b)	12,561	3,590,687
Cadence Design Systems, Inc.(b)	15,933	2,023,332
Citrix Systems, Inc.	7,033	808,514
Intuit, Inc.	15,636	6,865,611
Paycom Software, Inc.(b)	2,798	922,221
PTC, Inc.(b)	5,963	799,877
salesforce.com, inc.(b)	52,268	12,445,011
Synopsys, Inc.(b)	8,717	2,217,082
Tyler Technologies, Inc.(b)	2,303	928,477
		46,085,751
Asset Management & Custody Banks–0.87%
Ameriprise Financial, Inc.	6,739	1,751,062
Bank of New York Mellon Corp. (The)	46,569	2,425,314
BlackRock, Inc.	8,101	7,104,901
Franklin Resources, Inc.	15,564	532,444
Invesco Ltd.(d)	21,515	613,823
Northern Trust Corp.	11,889	1,440,828
State Street Corp.	20,152	1,752,821
T. Rowe Price Group, Inc.	12,935	2,475,112
		18,096,305
Auto Parts & Equipment–0.15%
Aptiv PLC(b)	15,424	2,320,078
BorgWarner, Inc.	13,968	716,419
		3,036,497
Automobile Manufacturers–1.69%
Ford Motor Co.(b)	223,216	3,243,328
General Motors Co.(b)	71,950	4,267,355
Tesla, Inc.(b)	43,887	27,439,030
		34,949,713
Automotive Retail–0.28%
Advance Auto Parts, Inc.	3,876	735,393
AutoZone, Inc.(b)	1,323	1,860,932
CarMax, Inc.(b)	9,372	1,079,561
O’Reilly Automotive, Inc.(b)	4,138	2,214,327
		5,890,213
Biotechnology–1.72%
AbbVie, Inc.	100,851	11,416,333
Alexion Pharmaceuticals, Inc.(b)	12,500	2,206,875
Amgen, Inc.	33,256	7,912,932
Biogen, Inc.(b)	8,790	2,351,149
Gilead Sciences, Inc.	71,606	4,733,873
Incyte Corp.(b)	10,633	890,833
Regeneron Pharmaceuticals, Inc.(b)	5,990	3,009,556

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	14,854	$3,098,990
		35,620,541
Brewers–0.03%
Molson Coors Beverage Co., Class B(b)	10,747	626,765
Broadcasting–0.16%
Discovery, Inc., Class A(b)	9,158	294,063
Discovery, Inc., Class C(b)	16,851	506,373
Fox Corp., Class A	19,281	720,145
Fox Corp., Class B	8,836	320,570
ViacomCBS, Inc., Class B	32,274	1,369,063
		3,210,214
Building Products–0.50%
A.O. Smith Corp.	7,736	549,798
Allegion PLC	5,257	738,503
Carrier Global Corp.	46,538	2,137,490
Fortune Brands Home & Security, Inc.	7,936	818,678
Johnson Controls International PLC	41,352	2,751,562
Masco Corp.	14,947	901,454
Trane Technologies PLC	13,716	2,556,662
		10,454,147
Cable & Satellite–1.02%
Charter Communications, Inc., Class A(b)	7,941	5,515,263
Comcast Corp., Class A	260,820	14,955,419
DISH Network Corp., Class A(b)	14,125	614,720
		21,085,402
Casinos & Gaming–0.23%
Caesars Entertainment, Inc.(b)	12,181	1,308,848
Las Vegas Sands Corp.(b)	18,762	1,083,506
MGM Resorts International	23,418	1,003,930
Penn National Gaming, Inc.(b)	8,760	718,057
Wynn Resorts Ltd.(b)	5,545	731,219
		4,845,560
Commodity Chemicals–0.22%
Dow, Inc.	42,371	2,899,024
LyondellBasell Industries N.V., Class A	14,687	1,654,050
		4,553,074
Communications Equipment–0.82%
Arista Networks, Inc.(b)	3,112	1,056,150
Cisco Systems, Inc.	241,378	12,768,896
F5 Networks, Inc.(b)	3,518	652,343
Juniper Networks, Inc.	18,836	495,952
Motorola Solutions, Inc.	9,683	1,988,017
		16,961,358
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	13,165	1,530,300
Construction & Engineering–0.04%
Quanta Services, Inc.	7,932	756,316
Construction Machinery & Heavy Trucks–0.59%
Caterpillar, Inc.	31,033	7,481,436
Cummins, Inc.	8,454	2,175,045
PACCAR, Inc.	19,790	1,811,972
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	10,219	$845,725
		12,314,178
Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,557	1,293,503
Vulcan Materials Co.	7,569	1,387,549
		2,681,052
Consumer Electronics–0.06%
Garmin Ltd.	8,520	1,211,885
Consumer Finance–0.66%
American Express Co.	37,256	5,965,803
Capital One Financial Corp.	26,128	4,200,860
Discover Financial Services	17,507	2,052,871
Synchrony Financial	31,014	1,470,374
		13,689,908
Copper–0.17%
Freeport-McMoRan, Inc.	82,993	3,545,461
Data Processing & Outsourced Services–3.87%
Automatic Data Processing, Inc.	24,495	4,801,510
Broadridge Financial Solutions, Inc.	6,604	1,053,206
Fidelity National Information Services, Inc.	35,445	5,280,596
Fiserv, Inc.(b)	32,847	3,783,974
FleetCor Technologies, Inc.(b)	4,764	1,307,432
Global Payments, Inc.	17,099	3,312,247
Jack Henry & Associates, Inc.	4,359	671,940
Mastercard, Inc., Class A	50,253	18,120,227
Paychex, Inc.	18,277	1,848,536
PayPal Holdings, Inc.(b)	66,931	17,403,399
Visa, Inc., Class A	96,863	22,016,960
Western Union Co. (The)	23,484	574,653
		80,174,680
Distillers & Vintners–0.15%
Brown-Forman Corp., Class B	10,426	837,833
Constellation Brands, Inc., Class A	9,682	2,320,969
		3,158,802
Distributors–0.14%
Genuine Parts Co.	8,240	1,080,429
LKQ Corp.(b)	15,994	815,054
Pool Corp.	2,294	1,001,446
		2,896,929
Diversified Banks–3.48%
Bank of America Corp.	434,866	18,433,970
Citigroup, Inc.	118,929	9,360,902
JPMorgan Chase & Co.	174,125	28,598,290
U.S. Bancorp	78,309	4,759,621
Wells Fargo & Co.	236,178	11,034,236
		72,187,019
Diversified Chemicals–0.05%
Eastman Chemical Co.	7,738	970,345
Diversified Support Services–0.16%
Cintas Corp.	5,020	1,774,771
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	11,870	$1,531,348
		3,306,119
Drug Retail–0.10%
Walgreens Boots Alliance, Inc.	41,055	2,161,956
Electric Utilities–1.56%
Alliant Energy Corp.	14,267	815,359
American Electric Power Co., Inc.	28,355	2,438,530
Duke Energy Corp.	42,040	4,213,249
Edison International	21,621	1,207,965
Entergy Corp.	11,438	1,203,964
Evergy, Inc.	12,957	803,204
Eversource Energy	19,583	1,589,944
Exelon Corp.	55,728	2,514,447
FirstEnergy Corp.	30,995	1,175,021
NextEra Energy, Inc.	111,910	8,194,050
NRG Energy, Inc.	13,950	448,493
Pinnacle West Capital Corp.	6,431	543,934
PPL Corp.	43,918	1,278,453
Southern Co. (The)	60,337	3,856,741
Xcel Energy, Inc.	30,016	2,127,534
		32,410,888
Electrical Components & Equipment–0.55%
AMETEK, Inc.	13,142	1,775,484
Eaton Corp. PLC	22,769	3,307,197
Emerson Electric Co.	34,162	3,268,962
Generac Holdings, Inc.(b)	3,694	1,214,292
Rockwell Automation, Inc.	6,636	1,750,046
		11,315,981
Electronic Components–0.20%
Amphenol Corp., Class A	34,177	2,298,745
Corning, Inc.	43,642	1,904,100
		4,202,845
Electronic Equipment & Instruments–0.20%
Keysight Technologies, Inc.(b)	10,585	1,507,093
Trimble, Inc.(b)	14,242	1,107,885
Zebra Technologies Corp., Class A(b)	3,045	1,513,517
		4,128,495
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	2,039	426,681
TE Connectivity Ltd.	18,893	2,563,402
		2,990,083
Environmental & Facilities Services–0.24%
Republic Services, Inc.	12,016	1,311,907
Rollins, Inc.	12,637	430,795
Waste Management, Inc.	22,209	3,124,362
		4,867,064
Fertilizers & Agricultural Chemicals–0.20%
CF Industries Holdings, Inc.	12,220	649,737
Corteva, Inc.	42,557	1,936,344
FMC Corp.	7,412	864,906
Mosaic Co. (The)	19,706	712,175
		4,163,162
Shares		Value
Financial Exchanges & Data–1.03%
Cboe Global Markets, Inc.	6,172	$686,944
CME Group, Inc., Class A	20,506	4,485,892
Intercontinental Exchange, Inc.	32,062	3,619,159
MarketAxess Holdings, Inc.	2,168	1,011,459
Moody’s Corp.	9,225	3,093,604
MSCI, Inc.	4,735	2,216,595
Nasdaq, Inc.	6,559	1,098,370
S&P Global, Inc.	13,744	5,215,436
		21,427,459
Food Distributors–0.11%
Sysco Corp.	29,096	2,356,776
Food Retail–0.08%
Kroger Co. (The)	44,232	1,635,699
Footwear–0.47%
NIKE, Inc., Class B	71,680	9,781,453
Gas Utilities–0.03%
Atmos Energy Corp.	7,191	713,131
General Merchandise Stores–0.51%
Dollar General Corp.	13,995	2,840,425
Dollar Tree, Inc.(b)	13,434	1,309,815
Target Corp.	28,605	6,491,047
		10,641,287
Gold–0.16%
Newmont Corp.	45,891	3,372,071
Health Care Distributors–0.21%
AmerisourceBergen Corp.	8,400	963,816
Cardinal Health, Inc.	16,761	939,789
Henry Schein, Inc.(b)	8,156	620,182
McKesson Corp.	9,171	1,764,409
		4,288,196
Health Care Equipment–3.21%
Abbott Laboratories	101,244	11,810,113
ABIOMED, Inc.(b)	2,581	734,501
Baxter International, Inc.	29,179	2,396,179
Becton, Dickinson and Co.	16,568	4,007,634
Boston Scientific Corp.(b)	81,797	3,480,462
Danaher Corp.	36,115	9,250,496
DexCom, Inc.(b)	5,485	2,026,104
Edwards Lifesciences Corp.(b)	35,602	3,414,232
Hologic, Inc.(b)	14,681	925,784
IDEXX Laboratories, Inc.(b)	4,872	2,719,112
Intuitive Surgical, Inc.(b)	6,715	5,655,239
Medtronic PLC	76,890	9,733,505
ResMed, Inc.	8,277	1,703,820
STERIS PLC	4,873	930,061
Stryker Corp.	18,675	4,767,167
Teleflex, Inc.	2,659	1,069,423
Zimmer Biomet Holdings, Inc.	11,841	1,993,196
		66,617,028
Health Care Facilities–0.19%
HCA Healthcare, Inc.	15,076	3,238,174
Universal Health Services, Inc., Class B	4,439	708,598
		3,946,772
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–0.19%
Healthpeak Properties, Inc.	30,753	$1,026,535
Ventas, Inc.	21,397	1,186,464
Welltower, Inc.	23,837	1,782,292
		3,995,291
Health Care Services–0.71%
Cigna Corp.	19,993	5,175,188
CVS Health Corp.	74,770	6,463,119
DaVita, Inc.(b)	4,222	506,935
Laboratory Corp. of America Holdings(b)	5,564	1,527,207
Quest Diagnostics, Inc.	7,698	1,013,596
		14,686,045
Health Care Supplies–0.28%
Align Technology, Inc.(b)	4,099	2,419,025
Cooper Cos., Inc. (The)	2,801	1,102,054
DENTSPLY SIRONA, Inc.	12,484	835,429
West Pharmaceutical Services, Inc.	4,222	1,467,187
		5,823,695
Health Care Technology–0.07%
Cerner Corp.	17,514	1,370,470
Home Furnishings–0.05%
Leggett & Platt, Inc.	7,568	416,467
Mohawk Industries, Inc.(b)	3,416	719,683
		1,136,150
Home Improvement Retail–1.34%
Home Depot, Inc. (The)	61,499	19,612,646
Lowe’s Cos., Inc.	41,856	8,154,805
		27,767,451
Homebuilding–0.25%
D.R. Horton, Inc.	18,942	1,804,983
Lennar Corp., Class A	15,715	1,555,942
NVR, Inc.(b)	199	972,559
PulteGroup, Inc.	15,314	884,996
		5,218,480
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(b)	40,290	691,779
Hotels, Resorts & Cruise Lines–0.68%
Booking Holdings, Inc.(b)	2,340	5,526,027
Carnival Corp.(b)	42,483	1,255,797
Expedia Group, Inc.(b)	7,765	1,374,017
Hilton Worldwide Holdings, Inc.(b)	15,848	1,985,279
Marriott International, Inc., Class A(b)	15,191	2,181,124
Norwegian Cruise Line Holdings Ltd.(b)	18,029	575,125
Royal Caribbean Cruises Ltd.(b)	12,551	1,170,632
		14,068,001
Household Appliances–0.04%
Whirlpool Corp.	3,573	847,123
Household Products–1.36%
Church & Dwight Co., Inc.	14,192	1,216,680
Clorox Co. (The)	7,200	1,272,456
Colgate-Palmolive Co.	48,964	4,102,204
Kimberly-Clark Corp.	19,429	2,538,011
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	141,645	$19,100,828
		28,230,179
Housewares & Specialties–0.03%
Newell Brands, Inc.	21,571	618,872
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,511	578,112
Hypermarkets & Super Centers–1.00%
Costco Wholesale Corp.	25,204	9,533,917
Walmart, Inc.	79,194	11,247,924
		20,781,841
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	37,995	965,453
Industrial Conglomerates–1.24%
3M Co.	32,950	6,690,168
General Electric Co.	500,398	7,035,596
Honeywell International, Inc.	40,083	9,255,565
Roper Technologies, Inc.	5,990	2,695,560
		25,676,889
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	12,625	3,783,207
Linde PLC (United Kingdom)	29,981	9,012,289
		12,795,496
Industrial Machinery–0.83%
Dover Corp.	8,231	1,238,765
Fortive Corp.	19,262	1,396,880
IDEX Corp.	4,324	962,782
Illinois Tool Works, Inc.	16,453	3,813,147
Ingersoll Rand, Inc.(b)	21,233	1,054,006
Otis Worldwide Corp.	23,260	1,821,956
Parker-Hannifin Corp.	7,357	2,267,060
Pentair PLC	9,502	655,353
Snap-on, Inc.	3,097	788,558
Stanley Black & Decker, Inc.	9,152	1,984,154
Xylem, Inc.	10,295	1,216,045
		17,198,706
Industrial REITs–0.29%
Duke Realty Corp.	21,247	987,135
Prologis, Inc.	42,226	4,975,912
		5,963,047
Insurance Brokers–0.52%
Aon PLC, Class A	13,059	3,308,759
Arthur J. Gallagher & Co.	10,985	1,610,511
Marsh & McLennan Cos., Inc.	28,972	4,008,276
Willis Towers Watson PLC	7,363	1,924,394
		10,851,940
Integrated Oil & Gas–1.29%
Chevron Corp.	109,966	11,413,371
Exxon Mobil Corp.(e)	241,533	14,098,281
Occidental Petroleum Corp.	47,875	1,242,835
		26,754,487
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Integrated Telecommunication Services–1.22%
AT&T, Inc.	407,064	$11,979,894
Verizon Communications, Inc.	236,384	13,353,332
		25,333,226
Interactive Home Entertainment–0.38%
Activision Blizzard, Inc.	44,148	4,293,393
Electronic Arts, Inc.	16,570	2,368,350
Take-Two Interactive Software, Inc.(b)	6,570	1,219,129
		7,880,872
Interactive Media & Services–6.18%
Alphabet, Inc., Class A(b)	17,173	40,474,185
Alphabet, Inc., Class C(b)	16,494	39,776,270
Facebook, Inc., Class A(b)	137,323	45,142,190
Twitter, Inc.(b)	45,433	2,635,114
		128,027,759
Internet & Direct Marketing Retail–3.96%
Amazon.com, Inc.(b)	24,417	78,697,700
eBay, Inc.	37,408	2,277,399
Etsy, Inc.(b)	7,202	1,186,386
		82,161,485
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(b)	9,299	1,062,039
VeriSign, Inc.(b)	5,735	1,261,241
		2,323,280
Investment Banking & Brokerage–1.08%
Charles Schwab Corp. (The)	85,211	6,292,832
Goldman Sachs Group, Inc. (The)	19,654	7,311,681
Morgan Stanley	85,701	7,794,506
Raymond James Financial, Inc.	6,961	922,959
		22,321,978
IT Consulting & Other Services–1.03%
Accenture PLC, Class A	36,192	10,211,935
Cognizant Technology Solutions Corp., Class A	30,540	2,185,442
DXC Technology Co.(b)	14,533	551,091
Gartner, Inc.(b)	5,100	1,182,384
International Business Machines Corp.	50,900	7,316,366
		21,447,218
Leisure Products–0.03%
Hasbro, Inc.	7,279	698,566
Life & Health Insurance–0.48%
Aflac, Inc.	37,318	2,115,184
Globe Life, Inc.	5,500	579,810
Lincoln National Corp.	10,378	724,281
MetLife, Inc.	43,696	2,855,971
Principal Financial Group, Inc.	14,595	954,367
Prudential Financial, Inc.	22,621	2,419,768
Unum Group	11,633	360,274
		10,009,655
Life Sciences Tools & Services–1.19%
Agilent Technologies, Inc.	17,480	2,414,512
Bio-Rad Laboratories, Inc., Class A(b)	1,229	740,313
Charles River Laboratories International, Inc.(b)	2,832	957,188
Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	8,339	$3,382,632
IQVIA Holdings, Inc.(b)	10,952	2,630,232
Mettler-Toledo International, Inc.(b)	1,359	1,767,991
PerkinElmer, Inc.	6,396	927,868
Thermo Fisher Scientific, Inc.	22,640	10,629,480
Waters Corp.(b)	3,544	1,142,054
		24,592,270
Managed Health Care–1.63%
Anthem, Inc.	14,207	5,657,512
Centene Corp.(b)	33,120	2,437,632
Humana, Inc.	7,559	3,308,574
UnitedHealth Group, Inc.	54,200	22,326,064
		33,729,782
Metal & Glass Containers–0.07%
Ball Corp.	18,685	1,535,160
Movies & Entertainment–1.54%
Live Nation Entertainment, Inc.(b)(c)	8,168	736,018
Netflix, Inc.(b)	25,237	12,689,416
Walt Disney Co. (The)(b)	103,421	18,476,162
		31,901,596
Multi-line Insurance–0.22%
American International Group, Inc.	49,213	2,600,415
Assurant, Inc.	3,388	545,976
Hartford Financial Services Group, Inc. (The)	20,469	1,337,649
		4,484,040
Multi-Sector Holdings–1.52%
Berkshire Hathaway, Inc., Class B(b)	108,694	31,460,391
Multi-Utilities–0.77%
Ameren Corp.	14,121	1,188,988
CenterPoint Energy, Inc.	31,121	787,361
CMS Energy Corp.	16,356	1,026,176
Consolidated Edison, Inc.	19,542	1,509,424
Dominion Energy, Inc.	46,602	3,548,276
DTE Energy Co.	11,056	1,525,618
NiSource, Inc.	21,890	558,195
Public Service Enterprise Group, Inc.	28,895	1,794,958
Sempra Energy	16,478	2,232,604
WEC Energy Group, Inc.	18,018	1,692,070
		15,863,670
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	7,073	1,260,833
Boston Properties, Inc.	8,091	951,178
Vornado Realty Trust(c)	8,959	423,581
		2,635,592
Oil & Gas Equipment & Services–0.24%
Baker Hughes Co., Class A	39,176	955,894
Halliburton Co.	50,497	1,133,658
NOV, Inc.(b)	22,178	357,509
Schlumberger Ltd.	79,517	2,491,268
		4,938,329
Oil & Gas Exploration & Production–0.63%
APA Corp.	21,562	448,490
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Cabot Oil & Gas Corp.	22,768	$373,395
ConocoPhillips	77,376	4,312,938
Devon Energy Corp.	33,795	897,595
Diamondback Energy, Inc.	9,024	722,552
EOG Resources, Inc.	33,324	2,677,250
Hess Corp.	15,611	1,308,514
Marathon Oil Corp.	45,094	546,088
Pioneer Natural Resources Co.	11,561	1,759,469
		13,046,291
Oil & Gas Refining & Marketing–0.32%
HollyFrontier Corp.	8,514	276,449
Marathon Petroleum Corp.	37,167	2,296,921
Phillips 66	24,951	2,101,373
Valero Energy Corp.	23,294	1,872,838
		6,547,581
Oil & Gas Storage & Transportation–0.25%
Kinder Morgan, Inc.	111,212	2,039,628
ONEOK, Inc.	25,385	1,338,805
Williams Cos., Inc. (The)	69,325	1,826,020
		5,204,453
Packaged Foods & Meats–0.87%
Campbell Soup Co.(c)	11,569	563,063
Conagra Brands, Inc.	27,905	1,063,181
General Mills, Inc.	34,920	2,195,071
Hershey Co. (The)	8,427	1,458,292
Hormel Foods Corp.	16,037	778,436
JM Smucker Co. (The)	6,517	868,651
Kellogg Co.	14,528	951,439
Kraft Heinz Co. (The)	37,015	1,613,484
Lamb Weston Holdings, Inc.	8,359	689,534
McCormick & Co., Inc.	14,206	1,265,186
Mondelez International, Inc., Class A	81,696	5,190,147
Tyson Foods, Inc., Class A	16,801	1,335,679
		17,972,163
Paper Packaging–0.28%
Amcor PLC	89,598	1,057,256
Avery Dennison Corp.	4,765	1,050,826
International Paper Co.	22,455	1,416,911
Packaging Corp. of America	5,417	805,237
Sealed Air Corp.	8,863	503,950
Westrock Co.	15,003	874,975
		5,709,155
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	12,940	3,966,369
Pharmaceuticals–3.54%
Bristol-Myers Squibb Co.	129,085	8,483,466
Catalent, Inc.(b)	9,408	986,241
Eli Lilly and Co.	45,354	9,059,008
Johnson & Johnson	150,381	25,451,984
Merck & Co., Inc.	144,525	10,968,002
Perrigo Co. PLC	7,796	359,708
Pfizer, Inc.	317,517	12,297,433
Viatris, Inc.	68,916	1,050,280
Zoetis, Inc.	27,148	4,796,509
		73,452,631
Shares		Value
Property & Casualty Insurance–0.72%
Allstate Corp. (The)	17,369	$2,372,779
Chubb Ltd.	25,784	4,383,022
Cincinnati Financial Corp.	8,547	1,040,255
Loews Corp.	13,346	779,140
Progressive Corp. (The)	33,451	3,314,325
Travelers Cos., Inc. (The)	14,469	2,310,699
W.R. Berkley Corp.	8,042	627,196
		14,827,416
Publishing–0.04%
News Corp., Class A	22,332	602,741
News Corp., Class B	6,956	178,699
		781,440
Railroads–0.90%
CSX Corp.	43,686	4,373,843
Kansas City Southern	5,346	1,591,397
Norfolk Southern Corp.	14,508	4,075,297
Union Pacific Corp.	38,493	8,650,532
		18,691,069
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	19,162	1,682,040
Regional Banks–1.08%
Citizens Financial Group, Inc.	24,395	1,217,311
Comerica, Inc.	7,945	623,603
Fifth Third Bancorp	40,696	1,714,929
First Republic Bank	9,936	1,902,148
Huntington Bancshares, Inc.	58,112	921,656
KeyCorp	55,779	1,285,148
M&T Bank Corp.	7,328	1,177,536
People’s United Financial, Inc.	24,269	458,927
PNC Financial Services Group, Inc. (The)	24,203	4,711,840
Regions Financial Corp.	54,864	1,284,366
SVB Financial Group(b)	2,959	1,724,772
Truist Financial Corp.	77,009	4,757,616
Zions Bancorporation N.A.	9,368	542,220
		22,322,072
Reinsurance–0.03%
Everest Re Group Ltd.	2,282	593,229
Research & Consulting Services–0.38%
Equifax, Inc.	6,948	1,633,058
IHS Markit Ltd.	21,289	2,241,945
Jacobs Engineering Group, Inc.	7,404	1,051,960
Leidos Holdings, Inc.	7,642	785,216
Nielsen Holdings PLC	20,392	554,866
Verisk Analytics, Inc.	9,287	1,605,072
		7,872,117
Residential REITs–0.30%
AvalonBay Communities, Inc.	7,975	1,650,347
Equity Residential	19,563	1,515,154
Essex Property Trust, Inc.	3,724	1,099,660
Mid-America Apartment Communities, Inc.	6,533	1,049,853
UDR, Inc.	16,822	801,232
		6,116,246
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–1.15%
Chipotle Mexican Grill, Inc.(b)	1,598	$2,192,424
Darden Restaurants, Inc.	7,437	1,065,202
Domino’s Pizza, Inc.	2,251	960,884
McDonald’s Corp.	42,564	9,955,294
Starbucks Corp.	67,045	7,635,085
Yum! Brands, Inc.	17,232	2,067,323
		23,876,212
Retail REITs–0.26%
Federal Realty Investment Trust	3,932	449,585
Kimco Realty Corp.	24,706	526,485
Realty Income Corp.	20,049	1,371,351
Regency Centers Corp.	9,014	582,304
Simon Property Group, Inc.	18,730	2,406,618
		5,336,343
Semiconductor Equipment–0.85%
Applied Materials, Inc.	52,170	7,206,242
Enphase Energy, Inc.(b)	7,216	1,032,249
KLA Corp.	8,823	2,795,921
Lam Research Corp.	8,226	5,345,666
Teradyne, Inc.	9,486	1,255,472
		17,635,550
Semiconductors–4.48%
Advanced Micro Devices, Inc.(b)	68,704	5,501,816
Analog Devices, Inc.	21,106	3,474,048
Broadcom, Inc.	23,106	10,913,657
Intel Corp.	234,094	13,371,449
Maxim Integrated Products, Inc.	15,269	1,557,591
Microchip Technology, Inc.	14,874	2,334,474
Micron Technology, Inc.(b)	63,591	5,350,547
Monolithic Power Systems, Inc.	2,410	826,919
NVIDIA Corp.	35,359	22,975,571
NXP Semiconductors N.V. (China)	15,817	3,344,030
Qorvo, Inc.(b)	6,515	1,190,421
QUALCOMM, Inc.	64,607	8,692,226
Skyworks Solutions, Inc.	9,487	1,612,790
Texas Instruments, Inc.	52,436	9,953,401
Xilinx, Inc.	14,002	1,778,254
		92,877,194
Soft Drinks–1.25%
Coca-Cola Co. (The)	220,937	12,215,607
Monster Beverage Corp.(b)	21,110	1,990,040
PepsiCo, Inc.	78,942	11,678,679
		25,884,326
Specialized REITs–1.21%
American Tower Corp.	25,375	6,482,298
Crown Castle International Corp.	24,637	4,668,712
Digital Realty Trust, Inc.	16,004	2,425,566
Equinix, Inc.	5,090	3,749,905
Extra Space Storage, Inc.	7,382	1,105,897
Iron Mountain, Inc.(c)	16,461	716,712
Public Storage	8,688	2,454,186
SBA Communications Corp., Class A	6,347	1,892,168
Weyerhaeuser Co.	42,638	1,618,538
		25,113,982
Shares		Value
Specialty Chemicals–0.78%
Albemarle Corp.	6,081	$1,016,013
Celanese Corp.	6,677	1,104,710
DuPont de Nemours, Inc.	30,550	2,584,225
Ecolab, Inc.	14,185	3,050,910
International Flavors & Fragrances, Inc.	14,140	2,003,214
PPG Industries, Inc.	13,492	2,424,782
Sherwin-Williams Co. (The)	14,006	3,971,121
		16,154,975
Specialty Stores–0.11%
Tractor Supply Co.	6,654	1,209,032
Ulta Beauty, Inc.(b)	3,218	1,111,368
		2,320,400
Steel–0.09%
Nucor Corp.	17,247	1,768,507
Systems Software–5.97%
Fortinet, Inc.(b)	7,696	1,681,884
Microsoft Corp.	430,835	107,570,883
NortonLifeLock, Inc.	33,809	935,157
Oracle Corp.	105,499	8,306,991
ServiceNow, Inc.(b)	11,145	5,281,392
		123,776,307
Technology Distributors–0.07%
CDW Corp.	8,168	1,351,151
Technology Hardware, Storage & Peripherals–5.75%
Apple, Inc.(e)	901,231	112,302,395
Hewlett Packard Enterprise Co.	73,518	1,173,347
HP, Inc.	71,569	2,091,962
NetApp, Inc.	12,760	987,241
Seagate Technology Holdings PLC (Ireland)	12,768	1,222,536
Western Digital Corp.(b)	17,379	1,307,422
		119,084,903
Tobacco–0.67%
Altria Group, Inc.	106,160	5,225,195
Philip Morris International, Inc.	88,959	8,578,317
		13,803,512
Trading Companies & Distributors–0.21%
Fastenal Co.	32,795	1,739,447
United Rentals, Inc.(b)	4,120	1,375,915
W.W. Grainger, Inc.	2,574	1,189,600
		4,304,962
Trucking–0.11%
J.B. Hunt Transport Services, Inc.	4,769	818,074
Old Dominion Freight Line, Inc.	5,495	1,458,648
		2,276,722
Water Utilities–0.08%
American Water Works Co., Inc.	10,354	1,605,077
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.(b)	33,323	4,713,538
Total Common Stocks & Other Equity Interests (Cost $726,879,991)		2,032,047,089
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–1.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	14,485,595	$14,485,595
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	8,800,622	8,804,142
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	16,554,966	16,554,966
Total Money Market Funds (Cost $39,841,594)		39,844,703
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $766,721,585)		2,071,891,792
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Invesco Private Government Fund, 0.01%(d)(f)(g)	1,268,635	$1,268,635
Invesco Private Prime Fund, 0.09%(d)(f)(g)	1,902,192	1,902,953
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,171,588)		3,171,588
TOTAL INVESTMENTS IN SECURITIES–100.12% (Cost $769,893,173)		2,075,063,380
OTHER ASSETS LESS LIABILITIES—(0.12)%		(2,541,239)
NET ASSETS–100.00%		$2,072,522,141
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Ltd.	$222,809	$11,737	$(14,428)	$405,700	$(11,995)	$613,823	$10,308
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	11,461,019	38,961,964	(35,937,388)	-	-	14,485,595	2,720
Invesco Liquid Assets Portfolio, Institutional Class	6,644,757	27,829,974	(25,669,563)	(3,716)	2,690	8,804,142	2,383
Invesco Treasury Portfolio, Institutional Class	13,098,307	44,527,959	(41,071,300)	-	-	16,554,966	1,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	22,270,318	(21,001,683)	-	-	1,268,635	33*
Invesco Private Prime Fund	-	30,050,380	(28,147,476)	-	49	1,902,953	588*
Total	$31,426,892	$163,652,332	$(151,841,838)	$401,984	$(9,256)	$43,630,114	$17,335

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	199	June-2021	$41,813,880	$1,881,916	$1,881,916
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,032,047,089	$—	$—	$2,032,047,089
Money Market Funds	39,844,703	3,171,588	—	43,016,291
Total Investments in Securities	2,071,891,792	3,171,588	—	2,075,063,380
Other Investments - Assets*
Futures Contracts	1,881,916	—	—	1,881,916
Total Investments	$2,073,773,708	$3,171,588	$—	$2,076,945,296

*	Unrealized appreciation.
Invesco S&P 500 Index Fund